Investment Securities, OTTI Debt Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Marketable Securities [Line Items]
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities	$ 0	$ 0	$ 0
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	185,000,000	52,000,000	183,000,000
Cost And Equity Method, Other Than Temporary Impairment	374,000,000	270,000,000	161,000,000
Other Than Temporary Impairment Investments Portion Recognized In Earnings Net	559,000,000	322,000,000	344,000,000
Total debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	183,000,000	49,000,000	158,000,000
Total changes to OCI for non-credit-related OTTI	(47,000,000)	(31,000,000)	(119,000,000)
Total OTTI losses recorded on debt securities	136,000,000	18,000,000	39,000,000
Total debt securities [Member] | Credit-related OTTI [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	169,000,000	40,000,000	107,000,000
Total debt securities [Member] | Intent-to-sell OTTI [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	14,000,000	9,000,000	51,000,000
Equity Securities, Other 1 [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	2,000,000	3,000,000	25,000,000
U.S. states and political subdivisions [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	18,000,000	11,000,000	2,000,000
Total changes to OCI for non-credit-related OTTI	(1,000,000)	0	(2,000,000)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	0	0	1,000,000
Residential [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	54,000,000	26,000,000	72,000,000
Total changes to OCI for non-credit-related OTTI	(42,000,000)	(10,000,000)	(27,000,000)
Commercial [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	4,000,000	9,000,000	53,000,000
Total changes to OCI for non-credit-related OTTI	(16,000,000)	(21,000,000)	(90,000,000)
Corporate debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	105,000,000	1,000,000	4,000,000
Total changes to OCI for non-credit-related OTTI	12,000,000	0	0
Collateralized loan and other debt obligations [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	0	2,000,000	0
Total changes to OCI for non-credit-related OTTI	0	0	(1,000,000)
Other debt securities
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	2,000,000	0	26,000,000
Total changes to OCI for non-credit-related OTTI	0	0	1,000,000
Equity securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	$ 2,000,000	$ 3,000,000	$ 25,000,000